Appendix 2 Associated Companies and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
DISCLOSURE INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Summary of Associated Companies and Joint Ventures

Taxpayer	Company	Functional	Ownership Interest as of 12-31-2019			Ownership Interest as of 12-31-2018
ID No.	(in alphabetical order)	currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	50.00%	0.00%	50.00%	0.00%	50.00%	50.00%	Joint Venture	Chile	Electric energy transportation and distribution
76.418.940-K	GNL Chile S.A.	American Dollar	33.33%	0.00%	33.33%	33.33%	0.00%	33.33%	Associate	Chile	Promotion of liquefied natural gas supply project
Foreign	Enel Argentina S.A. (ex - Endesa Argentina S.A.)	Argentine Peso	0.08%	0.00%	0.08%	0.00%	0.08%	0.08%	Associate	Argentina	Portfolio company
76.041.595-5	Aysén Energía S.A. (2)	Chilean peso	0.00%	0.00%	0.00%	51.00%	0.00%	51.00%	Joint Venture	Chile	Hydroelectric plant development and operation
76.041.891-9	Aysén Transmisión S.A. (2)	Chilean peso	0.00%	0.00%	0.00%	51.00%	0.00%	51.00%	Joint Venture	Chile	Hydroelectric plant development and operation